Financial Assets and Financial Liabilities - Carrying Amounts and Fair Value of Financial Instruments, Except for Cash and Cash Equivalents, by Line Item in Consolidated Statements of Financial Position and by Category as Defined in IAS39 (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	¥ 42,287.0	¥ 32,084.0
Guarantee fee rate for credit guarantee contracts with banks	0.10%	0.10%
Loss on impairment of available-for-sale financial assets		¥ 1,761.0	¥ 293.0
Gain on available-for-sale financial assets		¥ 751.0
Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate	0.10%	0.10%
Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of detailed information about financial instruments [line items]
Number of third party allotments	2
Borrowings	¥ 141,932.0
Convertible bond equity component	4,175.0
Borrowing including interest interest expense	142,132.0
interest expense	¥ 200.0
DebtRedemptionDescription	The Group may redeem all, but not some only, of the outstanding bonds at 100% of the principal amount provided, however, that no such redemption may be made unless the closing price of the share for each of the 20 consecutive trading days is at least 130 percent of the conversion price for the relevant series of bonds in effect on or after September 21, 2021 for the Euro-yen convertible bonds with stock acquisition rights I. and III., and after September 20, 2023 for II. and IV.
Guarantee deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Credit guarantee contracts with banks for compliance with the Japanese Payment Services Act	¥ 18,500.0	¥ 12,500.0
Zero coupon convertible bonds due 2023 [member] | Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of detailed information about financial instruments [line items]
Convertible bonds issued	37,494.5
Zero coupon convertible bonds due 2023 [member] | Public Offering [member] | Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of detailed information about financial instruments [line items]
Convertible bonds issued	37,494.5
Zero coupon convertible bonds due 2023 [member] | Third Party Allotment [member] | Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of detailed information about financial instruments [line items]
Convertible bonds issued	37,494.5
Zero coupon convertible bonds due 2025 [member] | Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of detailed information about financial instruments [line items]
Convertible bonds issued	37,494.5
Zero coupon convertible bonds due 2025 [member] | Public Offering [member] | Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of detailed information about financial instruments [line items]
Convertible bonds issued	37,494.5
Zero coupon convertible bonds due 2025 [member] | Third Party Allotment [member] | Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of detailed information about financial instruments [line items]
Convertible bonds issued	37,494.5
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	22,343.0
Financial assets at fair value through other comprehensive income, category [member] | Debt Instruments [member]
Disclosure of detailed information about financial instruments [line items]
Impairment losses	10.0
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Impairment losses	676.0
Other financial assets, non-current	10,261.0
Financial assets at amortised cost, category [member] | Guarantee deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	123.0
Financial assets at amortised cost, category [member] | Japanese government bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current	¥ 280.0
Loans and receivables [Member] | Guarantee deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		726.0
Loans and receivables [Member] | Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Deposits made under requirements of the Japanese Payment Services Act		635.0
Held-to-maturity investments [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		280.0
Held-to-maturity investments [Member] | Japanese government bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets, non-current		¥ 280.0